Pension and Non-pension Post-employment Benefit Plans - Market Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Debt investment funds	$ 10.8	$ 10.3
Equity investment funds	7.8	7.4
Insurance annuities	348.3	299.8
Other	13.2	12.8
Total	$ 380.1	$ 330.3
Debt investment funds, allocation percentage	3.00%	3.00%
Equity investment funds, allocation percentage	2.00%	2.00%
Insurance annuities, allocation percentage	92.00%	91.00%
Other, allocation percentage	3.00%	4.00%
Total, allocation percentage	100.00%	100.00%